Subsequent Events	9 Months Ended		12 Months Ended
	Oct. 02, 2021	Sep. 30, 2021	Dec. 31, 2020
SUBSEQUENT EVENTS

NOTE 11.  SUBSEQUENT EVENTS

On November 3, 2021 the Company entered into a new promissory note with related parties of the Company in the aggregate principal amount of $500,000 in order to finance the Company’s working capital needs. The promissory note is non-interest bearing and is not convertible into any securities of the Company and shall be payable upon the consummation of a Business Combination.

Note 8 — Subsequent Events

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to January 8, 2021, the date that the financial statements were available to be issued. Based upon this review, other than as described below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.

On February 9, 2021, the Company effected a dividend of 0.50 share for each share of common stock outstanding resulting in there being an aggregate of 4,312,500 shares of common stock outstanding, and on February 24, 2021, the Company rescinded and cancelled the dividend, resulting in there being an aggregate of 2,875,000 Founder Shares outstanding. All share and per-share amounts have been retroactively restated to reflect the stock transactions.

BCP QUALTEK HOLDCO, LLC
SUBSEQUENT EVENTS

Note 14.   Subsequent Events

The Company has evaluated events occurring after October 2, 2021 through February 2, 2022, which represents the date the financial statements were issued.

On October 7, 2021, the Company executed an amendment to the Credit Agreement to temporarily increase the maximum availability of the revolving credit facility to the amount of $130.0 million until December 31, 2021. On December 31, 2021, the maximum availability will automatically be reduced to the amount of $103.5 million.

On October 15, 2021, the Company purchased 100% of the membership interests of Urban Cable Technology, Inc. (“Urban Cable”), a Pennsylvania based company that provides a range of services, including aerial and underground construction, engineering, multiple dwelling units wiring and rewiring, and fiber placement to broadband and telecom cable operators. The purchase price included a mixture of cash and earn-outs based on pre-determined EBITDA for the years ending 2021, 2022, 2023, and 2024. The acquisition will be recognized as a business combination within our Telecom segment with identifiable assets acquired and liabilities assumed recorded at fair values on the acquisition date. The allocation of the purchase price to the fair value of assets acquired and liabilities assumed is not complete.

Note 15.     Subsequent Events

The Company has evaluated events occurring after December 31, 2020 through May 11, 2021, which represents the date the financial statements were issued.

On January 26, 2021, the Company purchased 100% of the membership interests of Fiber Network Solutions, LLC (“FNS”), a Texas based company that provides new fiber optic construction services, as well as maintenance and repair services to renewable energy, commercial, and utility clientele in the United States. The overall consideration transferred was $25.5 million of cash and rollover equity valued at $2.0 million. The purchase price is subject to adjustment based upon FNS exceeding pre-determined EBITDA thresholds for 2021, 2022, 2023, and 2024, as defined in the agreement, subject to a maximum additional payment of $20.0 million. The cash consideration was funded by the issuance of preferred equity, as well as the issuance of subordinated convertible notes with the majority member. The acquisition will be recognized as a business combination within our Renewables and Recovery Logistics Segment with identifiable assets acquired and liabilities assumed recorded at their estimated fair values on the acquisition date. The allocation of the purchase price to the fair value of assets acquired and liabilities is not complete.